Deferred tax - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets	£ 682	£ 611
Deferred tax liabilities	18,428	16,462
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	1,600	900
No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Unused tax losses for which no deferred tax asset recognised	364	342
Unused tax credits for which no deferred tax asset recognised	80	80
Within next 20 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Unused tax losses for which no deferred tax asset recognised	429	452
Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deductible temporary differences for which no deferred tax asset is recognised	£ 41	£ 148